COLUMBIA ASSET ALLOCATION FUND
                                    (the "Fund")
                  Supplement to Prospectuses dated February 1, 2005
                          Class A, B, C, T, G and Z Shares

1. The section titled "Principal Investment Strategies" is updated and restated in its entirety as follows:

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in noninvestment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iSharesSM. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust to the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

2. The section "Portfolio Managers" is revised as follows:

Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks             Alexander S. Macmillan and Paul J. Berlinguet
Large-cap value stocks              Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
Mid-cap growth stocks               Kenneth A. Korngiebel and Trent E. Nevills
Mid-cap value stocks                Diane L. Sobin and David I. Hoffman
Small-cap growth stocks             Paul J. Berlinguet
Small-cap value stocks              Stephen D. Barbaro
Foreign securities                  Penelope L. Burgess and Deborah F. Snee
Investment grade bonds              Leonard A. Aplet
Non-investment grade bonds          Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Leonard A. Aplet, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Management or its predecessors since 1987.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

704-36/842U-0305                                                 March 18, 2005

                          COLUMBIA LARGE CAP CORE FUND
                                  (the "Fund")
                Supplement to Prospectuses dated February 1, 2005
                             Class A, B and C Shares

1. The text under the section "MANAGING THE FUND - Portfolio Managers" is replaced in its entirety with the following:

PORTFOLIO MANAGERS
John E. Maack, a Senior Portfolio Manager for Columbia Management, is the Fund's co-portfolio manager. Mr. Maack has been associated with Columbia Management or its predecessors since 1988.

Guy W. Pope, a Senior Vice President of Columbia Management, is the Fund's co-portfolio manager. Mr. Pope has been associated with Columbia Management or its predecessors since 1993.

2. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Index (Russell 1000 Index), an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

          3. The "Average Annual Total Returns" table is revised in its entirety as follows:



                                                                        1 Year            5 Years       10 Years
Class A (%)
    Return Before Taxes                                                  -0.34           -2.24(1)        8.29(1)
    Return After Taxes on Distributions                                  -0.83           -2.85(1)        6.54(1)
    Return After Taxes on Distributions and Sale of Fund Shares           0.42           -2.02(1)        6.48(1)
Class B (%)
    Return Before Taxes                                                  -0.17           -2.15(1)        8.43(1)
    Return After Taxes on Distributions                                  -0.67           -2.70(1)        6.75(1)
    Return After Taxes on Distributions and Sale of Fund Shares           0.54           -1.90(1)        6.68(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class C (%)                                                              4.00            -1.79(1)        8.43(1)
    Return Before Taxes
    Return After Taxes on Distributions                                  3.50            -2.34(1)        6.76(1)
    Return After Taxes on Distributions and Sale of Fund Shares          3.26            -1.60(1)        6.69(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Russell 1000 Index (%)                                                   11.40              1.76          12.16
------------------------------------------------------------------ ------------------ ---------------- ------------
S&P 500 Index (%)                                                        10.88              -2.30         12.07
------------------------------------------------------------------ ------------------ ---------------- ------------

(1) The returns for Class A and Class B shares include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charge applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to December 9, 2002, the date on which Class C shares were initially offered. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Retail A and Prime B Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares. Retail A Shares were initially offered on February 12, 1993.

701-36/763U-0305                                                 March 18, 2005

                          COLUMBIA LARGE CAP CORE FUND
                                  (the "Fund")
                 Supplement to Prospectus dated February 1, 2005
                              Class T and G Shares

1. The text under the section "MANAGING THE FUND - Portfolio Managers" is replaced in its entirety with the following:

PORTFOLIO MANAGERS
John E. Maack, a Senior Portfolio Manager for Columbia Management, is the Fund's co-portfolio manager. Mr. Maack has been associated with Columbia Management or its predecessors since 1988.

Guy W. Pope, a Senior Vice President of Columbia Management, is the Fund's co-portfolio manager. Mr. Pope has been associated with Columbia Management or its predecessors since 1993.


2. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Index (Russell 1000 Index), an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


          3. The "Average Annual Total Returns" table is revised in its entirety as follows:




                                                                        1 Year            5 Years       10 Years
Class T (%)
    Return Before Taxes                                                  -0.43           -2.34(1)        8.20(1)
    Return After Taxes on Distributions                                  -0.92           -2.93(1)        6.48(1)
    Return After Taxes on Distributions and Sale of Fund Shares           0.36           -2.10(1)        6.42(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class G (%)                                                              -0.11           -2.40(1)        8.14(1)
    Return Before Taxes
    Return After Taxes on Distributions                                  -0.62           -2.96(1)        6.54(1)
    Return After Taxes on Distributions and Sale of Fund Shares          0.59            -2.12(1)        6.48(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Russell 1000 Index (%)                                                   11.40            1.76           12.16
------------------------------------------------------------------ ------------------ ---------------- ------------
S&P 500 Index (%)                                                        10.88            -2.30          12.07
------------------------------------------------------------------ ------------------ ---------------- ------------

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.


701-36/765U-0305                                                 March 18, 2005

                          COLUMBIA LARGE CAP CORE FUND
                                  (the "Fund")
                 Supplement to Prospectus dated February 1, 2005
                                 Class Z Shares

1. The text under the section "MANAGING THE FUND - Portfolio Managers" is replaced in its entirety with the following:

PORTFOLIO MANAGERS
John E. Maack, a Senior Portfolio Manager for Columbia Management, is the Fund's co-portfolio manager. Mr. Maack has been associated with Columbia Management or its predecessors since 1988.

Guy W. Pope, a Senior Vice President of Columbia Management, is the Fund's co-portfolio manager. Mr. Pope has been associated with Columbia Management or its predecessors since 1993.


2. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Index (Russell 1000 Index), an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


          3. The "Average Annual Total Returns" table is revised in its entirety as follows:




                                                                        1 Year            5 Years       10 Years
Class Z (%)
    Return Before Taxes                                                  5.94            -0.82(1)        9.19(1)
    Return After Taxes on Distributions                                  5.42            -1.49(1)        7.36(1)
    Return After Taxes on Distributions and Sale of Fund Shares          4.55            -0.86(1)        7.25(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Russell 1000 Index (%)                                                   11.40            1.76            12.16
------------------------------------------------------------------ ------------------ ---------------- ------------
S&P 500 Index (%)                                                        10.88           -2.30            12.07
------------------------------------------------------------------ ------------------ ---------------- ------------

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of the Shawmut Fund (whose shares were initially offered on December 14, 1992), for periods prior to December 14, 1995.


701-36/764U-0305                                                 March 18, 2005